Commitments (Tables)	12 Months Ended
Dec. 31, 2015
Commitments [Abstract]
Summary of future minimum payments for noncancelable operating leases, purchase obligations and other liabilities
Future minimum payments for noncancelable operating leases, purchase obligations and other liabilities in effect as of December 31, 2015, are payable as follows:

(in millions)	Operating Leases	Purchase Obligations	Total
2016	$13.2	$176.5	$189.7
2017	7.6	29.6	37.2
2018	5.7	21.8	27.5
2019	5.4	2.6	8.0
2020	5.1	1.8	6.9
Thereafter	11.0	0.3	11.3
Totals	$48.0	$232.6	$280.6